Guarantor/Non-Guarantor Financial Information (Tables)	12 Months Ended
Dec. 02, 2012
Guarantor/Non-Guarantor Financial Information
Schedule of supplemental condensed consolidating balance sheets

SEALY CORPORATION

Supplemental Condensed Consolidating Balance Sheets

December 2, 2012

(in thousands)

	Sealy Corporation	Sealy Mattress Corporation	Sealy Mattress Company	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and equivalents	$155	$—	$237	$42,391	$85,371	$—	$128,154
Accounts receivable, net	—	—	45	83,043	69,531	—	152,619
Inventories	—	—	1,545	55,760	15,218	(159)	72,364
Other current assets and deferred income taxes	2,867	—	432	45,488	4,150	—	52,937

Total current assets	3,022	—	2,259	226,682	174,270	(159)	406,074
Property, plant and equipment, at cost	—	—	10,509	374,522	38,975	—	424,006
Less accumulated depreciation	—	—	(6,273)	(231,037)	(22,673)	—	(259,983)

	—	—	4,236	143,485	16,302	—	164,023
Other assets:
Goodwill	—	—	24,741	301,942	36,546	—	363,229
Intangible assets, net	—	—	—	—	14,710	—	14,710
Net investment in subsidiaries	—	221,350	373,737	282,728	—	(877,815)	—
Due from (to) affiliates	328,968	—	529,218	—	—	(858,186)	—
Debt issuance costs, net and other assets	—	—	20,084	17,379	19,846	—	57,309

	328,968	221,350	947,780	602,049	71,102	(1,736,001)	435,248

Total assets	$331,990	$221,350	$954,275	$972,216	$261,674	$(1,736,160)	$1,005,345

Liabilities and Stockholders' (Deficit) Equity
Current liabilities:
Current portion—long-term obligations	$—	$—	$—	$1,483	$2,562	$—	$4,045
Accounts payable	—	—	242	69,700	30,854	—	100,796
Accrued customer incentives and advertising	—	—	—	24,421	10,243	—	34,664
Accrued compensation	—	—	385	27,917	4,763	—	33,065
Accrued interest	—	—	1,304	13,180	—	—	14,484
Other accrued liabilities	6	—	3,699	26,886	5,322	—	35,913
Deferred income tax liabilities	—	—	—	—	3,000	—	3,000

Total current liabilities	6	—	5,630	163,587	56,744	—	225,967
Long-term obligations	194,399	—	726,963	38,516	42	(194,399)	765,521
Investments in subsidiaries	195,558	—	—	—	—	(195,558)	—
Due to affiliates	—	416,908	—	100,740	145,584	(663,232)	—
Other liabilities	—	—	—	53,075	7,174	—	60,249
Deferred income tax liabilities	(453)	—	332	121	93	—	93
Redeemable noncontrolling interest	—	—	—	—	11,035	—	11,035
Stockholders' equity (deficit)	(57,520)	(195,558)	221,350	616,177	41,002	(682,971)	(57,520)

Total liabilities and stockholders' equity (deficit)	$331,990	$221,350	$954,275	$972,216	$261,674	$(1,736,160)	$1,005,345

SEALY CORPORATION

Supplemental Condensed Consolidating Balance Sheets

November 27, 2011

(in thousands)

	Sealy Corporation	Sealy Mattress Corporation	Sealy Mattress Company	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and equivalents	$1,655	$—	$9,123	$50,170	$47,027	$—	$107,975
Accounts receivable, net	—	—	—	69,345	57,149	—	126,494
Inventories	—	—	1,476	47,391	8,293	(158)	57,002
Other current assets and deferred income taxes	9,153	—	1,154	34,427	5,890	—	50,624

Total current assets	10,808	—	11,753	201,333	118,359	(158)	342,095
Property, plant and equipment, at cost	—	—	10,174	359,908	36,033	—	406,115
Less accumulated depreciation	—	—	(5,902)	(213,043)	(20,425)	—	(239,370)

	—	—	4,272	146,865	15,608	—	166,745
Other assets:
Goodwill	—	—	24,741	301,942	34,343	—	361,026
Intangible assets, net	—	—	—	1,088	28	—	1,116
Net investment in subsidiaries	(196,903)	219,918	368,983	161,796	(1)	(553,793)	—
Due from (to) affiliates	290,797	(416,821)	546,305	(143,182)	(91,275)	(185,824)	—
Debt issuance costs, net and other assets	—	—	16,649	12,654	18,909	—	48,212

	93,894	(196,903)	956,678	334,298	(37,996)	(739,617)	410,354

Total assets	$104,702	$(196,903)	$972,703	$682,496	$95,971	$(739,775)	$919,194

Liabilities and Stockholders' (Deficit) Equity
Current liabilities:
Current portion—long-term obligations	$—	$—	$—	$1,286	$298	$—	$1,584
Accounts payable	—	—	186	45,985	22,603	—	68,774
Accrued customer incentives and advertising	—	—	—	18,014	8,024	—	26,038
Accrued compensation	—	—	392	14,416	2,793	—	17,601
Accrued interest	—	—	1,271	12,803	—	—	14,074
Other accrued liabilities	(2)	—	465	21,997	5,966	—	28,426

Total current liabilities	(2)	—	2,314	114,501	39,684	—	156,497
Long-term obligations	185,268	—	750,332	39,965	—	(185,268)	790,297
Other liabilities	—	—	—	46,086	6,329	—	52,415
Deferred income tax liabilities	—	—	139	72	338	—	549
Stockholders' equity (deficit)	(80,564)	(196,903)	219,918	481,872	49,620	(554,507)	(80,564)

Total liabilities and stockholders' equity (deficit)	$104,702	$(196,903)	$972,703	$682,496	$95,971	$(739,775)	$919,194

Schedule of supplemental condensed consolidating statements of operations

SEALY CORPORATION

Supplemental Condensed Consolidating Statements of Operations

Year Ended December 2, 2012

(in thousands)

	Sealy Corporation	Sealy Mattress Corporation	Sealy Mattress Company	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$93,342	$959,245	$308,174	$(12,891)	$1,347,870
Cost and expenses:
Cost of goods sold	—	—	50,812	585,906	184,535	(12,890)	808,363
Selling, general and administrative	—	—	10,495	357,600	86,950	—	455,045
Asset impairment loss	—	—	—	827	—	—	827
Amortization expense	—	—	—	289	389	—	678
Restructuring expenses	—	—	—	2,421	—	—	2,421
Royalty (income) expense, net	—	—	—	(20,070)	—	—	(20,070)

Income from operations	—	—	32,035	32,272	36,300	(1)	100,606
Interest expense	—	318	84,996	2,455	1,536	—	89,305
Refinancing and extinguishment of debt	—	—	3,748	—	—	—	3,748
Other (income) expense, net	—	—	45	(13)	(637)	—	(605)
Loss (income) from equity investees	2,648	2,330	(3)	—	—	(4,975)	—
Loss (income) from non- guarantor equity investees	—	—	—	(24,258)	—	24,258	—
Capital charge and intercompany interest allocation	(307)	—	(52,804)	50,634	2,477	—	—

Income (loss) before income taxes	(2,341)	(2,648)	(3,947)	3,454	32,924	(19,284)	8,158
Income tax provision (benefit)	(2,351)	—	(1,617)	3,450	13,066	—	12,548
Equity in earnings of unconsolidated affiliates	—	—	—	—	5,175	—	5,175

Income (loss) from continuing operations	10	(2,648)	(2,330)	4	25,033	(19,284)	785
Loss from discontinued operations	—	—	—	—	(1,962)	—	(1,962)

Net income (loss)	10	(2,648)	(2,330)	4	23,071	(19,284)	(1,177)

Net loss attributable to noncontrolling interests	—	—	—	—	1,187	—	1,187

Net income (loss) attributable to common shareholders	$10	$(2,648)	$(2,330)	$4	$24,258	$(19,284)	$10

SEALY CORPORATION

Supplemental Condensed Consolidating Statements of Operations

Year Ended November 27, 2011

(in thousands)

	Sealy Corporation	Sealy Mattress Corporation	Sealy Mattress Company	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$85,993	$893,141	$271,546	$(20,529)	$1,230,151
Cost and expenses:
Cost of goods sold	—	—	47,832	566,171	158,158	(20,712)	751,449
Selling, general and administrative	7	—	7,969	329,743	76,516	—	414,235
Amortization expense	—	—	—	289	—	—	289
Royalty (income) expense, net	—	—	—	(19,413)	—	—	(19,413)

Income from operations	(7)	—	30,192	16,351	36,872	183	83,591
Interest expense	—	307	83,614	2,355	1,467	—	87,743
Refinancing and extinguishment of debt	—	—	1,222	—	—	—	1,222
Other (income) expense, net	—	—	—	(7)	(444)	—	(451)
Loss (income) from equity investees	9,549	9,242	5,938	—	—	(24,729)	—
Loss (income) from non- guarantor equity investees	—	—	—	(20,926)	—	20,926	—
Capital charge and intercompany interest allocation	(303)	—	(48,977)	45,782	3,498	—	—

Income (loss) before income taxes	(9,253)	(9,549)	(11,605)	(10,853)	32,351	3,986	(4,923)
Income tax provision (benefit)	635	—	(2,363)	(3,979)	9,789	22	4,104
Equity in earnings of unconsolidated affiliates	—	—	—	—	3,371	—	3,371

Income (loss) from continuing operations	(9,888)	(9,549)	(9,242)	(6,874)	25,933	3,964	(5,656)
Loss from discontinued operations	—	—	—	775	(5,007)	—	(4,232)

Net income (loss)	$(9,888)	$(9,549)	$(9,242)	$(6,099)	$20,926	$3,964	$(9,888)

SEALY CORPORATION

Supplemental Condensed Consolidating Statements of Operations

Year Ended November 28, 2010

(in thousands)

	Sealy Corporation	Sealy Mattress Corporation	Sealy Mattress Company	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$82,045	$902,131	$262,125	$(26,830)	$1,219,471
Cost and expenses:
Cost of goods sold	—	—	49,007	540,751	147,056	(26,843)	709,971
Selling, general and administrative	4	—	7,552	320,241	70,256	—	398,053
Asset impairment loss	—	—	—	—	—	—	—
Amortization expense	—	—	—	289	—	—	289
Restructuring expenses and asset impairment	—	—	—	—	—	—	—
Royalty (income) expense, net	(1)	—	—	(17,528)	—	—	(17,529)

Income from operations	(3)	—	25,486	58,378	44,813	13	128,687
Interest expense	1	319	81,618	2,507	1,172	—	85,617
Refinancing and extinguishment of debt and interest rate derivatives	—	—	3,759	—	—	—	3,759
Other (income) expense, net	—	—	—	1	(227)	—	(226)
Loss (income) from equity investees	16,983	16,664	14,384	—	—	(48,031)	—
Loss (income) from non- guarantor equity investees	—	—	—	3,707	—	(3,707)	—
Capital charge and intercompany interest allocation	(319)	—	(55,765)	51,682	4,402	—	—

Income (loss) before income taxes	(16,668)	(16,983)	(18,510)	481	39,466	51,751	39,537
Income tax provision (benefit)	(3,181)	—	(1,846)	10,860	12,523	132	18,488
Equity in earnings of unconsolidated affiliates	—	—	—	—	3,611	—	3,611

Income (loss) from continuing operations	(13,487)	(16,983)	(16,664)	(10,379)	30,554	51,619	24,660
Loss from discontinued operations	(252)	—	—	(3,886)	(34,261)	—	(38,399)

Net income (loss)	$(13,739)	$(16,983)	$(16,664)	$(14,265)	$(3,707)	$51,619	$(13,739)

Schedule of supplemental condensed consolidating statements of cash flows

SEALY CORPORATION

Supplemental Condensed Consolidating Statements of Cash Flows

Year Ended December 2, 2012

(in thousands)

	Sealy Corporation	Sealy Mattress Corporation	Sealy Mattress Company	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$—	$—	$34,050	$20,374	$27,684	$—	$82,108

Investing activities:
Purchase of property, plant and equipment	—	—	(554)	(11,892)	(3,468)	—	(15,914)
Proceeds from the sale of property, plant, and equipment	—	—	90	2,057	236	—	2,383
Acquisition of Comfort Revolution	—	—	—	—	159	—	159
Advances to Comfort Revolution	—	—	(7,833)	—	—	—	(7,833)
Net activity in investment in and advances from (to) subsidiaries and affiliates	(1,604)	—	2,319	(14,000)	13,285	—	—

Net cash provided by (used in) investing activities	(1,604)	—	(5,978)	(23,835)	10,212	—	(21,205)
Financing activities:
Equity received upon exercise of stock including related excess tax benefits	104	—	—	—	—	—	104
Repurchase of common stock	—	—	—	(3,059)	—	—	(3,059)
Proceeds from issuance of long term obligations	—	—	—	—	5,236	—	5,236
Repayments of long-term obligations	—	—	—	(1,259)	(10,187)	—	(11,446)
Repayment of senior secured notes	—	—	(36,050)	—	—	—	(36,050)
Borrowings under revolving credit facilities	—	—	29,000	—	—	—	29,000
Repayments of revolving credit facilities	—	—	(29,000)	—	—	—	(29,000)
Debt issuance costs	—	—	(908)	—	—	—	(908)
Other	—	—	—	—	—	—	—

Net cash provided by (used in) financing activities	104	—	(36,958)	(4,318)	(4,951)	—	(46,123)

Effect of exchange rate changes on cash	—	—	—	—	5,399	—	5,399

Change in cash and equivalents	(1,500)	—	(8,886)	(7,779)	38,344	—	20,179
Cash and equivalents:
Beginning of period	1,655	—	9,123	50,170	47,027	—	107,975

End of period	$155	$—	$237	$42,391	$85,371	$—	$128,154

SEALY CORPORATION

Supplemental Condensed Consolidating Statements of Cash Flows

Year Ended November 27, 2011

(in thousands)

	Sealy Corporation	Sealy Mattress Corporation	Sealy Mattress Company	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$—	$—	$24,871	$(4,405)	$13,286	$—	$33,752

Investing activities:
Purchase of property, plant and equipment	—	—	(688)	(19,267)	(2,453)	—	(22,408)
Proceeds from the sale of property, plant, and equipment	—	—	—	20	207	—	227
Net activity in investment in and advances from (to) subsidiaries and affiliates	15	—	(13,813)	19,574	(5,776)	—	—

Net cash provided by (used in) investing activities	15	—	(14,501)	327	(8,022)	—	(22,181)
Financing activities:
Equity received upon exercise of stock including related excess tax benefits	630	—	—	—	—	—	630
Repurchase of common stock	—	—	—	(3,746)	—	—	(3,746)
Proceeds from issuance of long term obligations	—	—	—	—	3,387	—	3,387
Repayments of long-term obligations	—	—	—	(1,114)	(3,505)	—	(4,619)
Repayment of senior secured notes	—	—	(10,300)	—	—	—	(10,300)
Debt issuance costs	—	—	(147)	—	—	—	(147)
Other	—	—	(34)	—	—	—	(34)

Net cash provided by (used in) financing activities	630	—	(10,481)	(4,860)	(118)	—	(14,829)

Effect of exchange rate changes on cash	—	—	—	—	1,978	—	1,978

Change in cash and equivalents	645	—	(111)	(8,938)	7,124	—	(1,280)
Cash and equivalents:
Beginning of period	1,010	—	9,234	59,108	39,903	—	109,255

End of period	$1,655	$—	$9,123	$50,170	$47,027	$—	$107,975

SEALY CORPORATION

Supplemental Condensed Consolidating Statements of Cash Flows

Year Ended November 28, 2010

(in thousands)

	Sealy Corporation	Sealy Mattress Corporation	Sealy Mattress Company	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$—	$—	$24,638	$7,152	$16,676	$—	$48,466

Investing activities:
Purchase of property, plant and equipment	—	—	(169)	(13,770)	(2,639)	—	(16,578)
Proceeds from the sale of property, plant, and equipment	—	—	27	13	84	—	124
Net proceeds from sale of subsidiary	—	—	—	—	(340)	—	(340)
Repayments of loans and capital investments from unconsolidated affiliate	—	—	—	—	3,205	—	3,205
Net activity in investment in and advances from (to) subsidiaries and affiliates	(61)	—	(8,438)	4,913	3,586	—	—

Net cash provided by (used in) investing activities	(61)	—	(8,580)	(8,844)	3,896	—	(13,589)
Financing activities:
Equity received upon exercise of stock including related excess tax benefits	714	—	—	—	—	—	714
Repurchase of common stock associated with vesting of employee share-based awards	—	—	—	(4,806)	—	—	(4,806)
Proceeds from issuance of long term obligations	—	—	—	—	4,702	—	4,702
Repayments of long-term obligations	—	—	—	(2,344)	(12,724)	—	(15,068)
Repayment of senior secured notes	—	—	(36,050)	—	—	—	(36,050)
Debt issuance costs	—	—	—	—	—	—	—
Other	—	—	(8)	—	—	—	(8)

Net cash used in financing activities	714	—	(36,058)	(7,150)	(8,022)	—	(50,516)

Effect of exchange rate changes on cash	—	—	—	—	(6,533)	—	(6,533)

Change in cash and equivalents	653	—	(20,000)	(8,842)	6,017	—	(22,172)
Cash and equivalents:
Beginning of period	357	—	29,234	67,950	33,886	—	131,427

End of period	$1,010	$—	$9,234	$59,108	$39,903	$—	$109,255